Concentration of Risks (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Concentration Risk
Minimum number of years for economic reform policies pursuing by PRC government	20 years
Percentage of appreciation (depreciation) of US dollar against RMB	(6.50%)	1.60%	5.00%
Business supplier risk | Total cost | Minimum
Concentration Risk
Concentration risk percentage		10.00%	10.00%
Business supplier risk | Total cost | Tencent | Minimum
Concentration Risk
Concentration risk percentage	10.00%